Post employment benefits - Sensitivity analyses of potential impacts on consolidated income statement and on plan liabilities (Details) £ in Millions	12 Months Ended
	Jun. 30, 2020 GBP (£) yr	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	£ 2,137	£ 4,042	£ 3,691
Profit for the year	£ 1,454	£ 3,337	£ 3,144
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration of reasonably possible increase in actuarial assumption | yr	1
United Kingdom | Effect of 0.5% increase in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	£ 5
Profit for the year	17
Plan liabilities	568
United Kingdom | Effect of 0.5% decrease in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(6)
Profit for the year	(14)
Plan liabilities	(644)
United Kingdom | Effect of 0.5% increase in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(5)
Profit for the year	(9)
Plan liabilities	(405)
United Kingdom | Effect of 0.5% decrease in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	5
Profit for the year	10
Plan liabilities	448
United Kingdom | Effect of one year increase in life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(1)
Profit for the year	(4)
Plan liabilities	(304)
Ireland | Effect of 0.5% increase in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	2
Profit for the year	3
Plan liabilities	174
Ireland | Effect of 0.5% decrease in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(2)
Profit for the year	(2)
Plan liabilities	(202)
Ireland | Effect of 0.5% increase in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(1)
Profit for the year	(3)
Plan liabilities	(152)
Ireland | Effect of 0.5% decrease in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	1
Profit for the year	3
Plan liabilities	126
Ireland | Effect of one year increase in life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	(1)
Plan liabilities	(86)
United States and other | Effect of 0.5% increase in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	1
Profit for the year	2
Plan liabilities	38
United States and other | Effect of 0.5% decrease in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(2)
Profit for the year	(2)
Plan liabilities	(42)
United States and other | Effect of 0.5% increase in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(1)
Profit for the year	(1)
Plan liabilities	(14)
United States and other | Effect of 0.5% decrease in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	1
Profit for the year	1
Plan liabilities	13
United States and other | Effect of one year increase in life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	(1)
Plan liabilities	£ (34)